DEBENTURES - Additional disclosures (Details) R$ / shares in Units, R$ in Thousands	1 Months Ended
	Jun. 30, 2025 BRL (R$) instrument R$ / shares	Dec. 31, 2025 BRL (R$) instrument	Dec. 31, 2024 BRL (R$)
DEBENTURES
Debentures		R$ 4,407,399	R$ 3,828,463
Debentures | CDI | Average
DEBENTURES
Interest rate (as a percent)		0.67%	0.74%
19th
DEBENTURES
Number of debentures issued | instrument	1,375,000	1,375,000
Nominal unit value | R$ / shares	R$ 1
Debentures	R$ 1,375,000	R$ 1,384,898
16th
DEBENTURES
Number of debentures issued | instrument		800,000
Debentures			R$ 812,957
Repayment of debt	R$ 800,000